RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details - Fair value hierarchy) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Cash and cash equivalents	$ 173	$ 799	$ 223	$ 63
Restricted Cash And Cash Equivalents	181	284	284
Financial instrument assets			185
Property, plant and equipment, at fair value	29,025	27,096	$ 25,257	$ 18,358
Disclosure Of Financial Liabilities [Line items]
Contingent consideration	(3)	(18)
Assets for which fair value is disclosed
Equity-accounted investments	703	278
Liabilties for which fair value is disclosed
Long-term debt and credit facilities	(2,367)	(2,641)
Non Recourse Borrowings	7,895	7,697
Total	19,062	15,875
Level 1
Disclosure of financial assets [line items]
Cash and cash equivalents	173
Restricted Cash And Cash Equivalents	181
Property, plant and equipment, at fair value	0
Disclosure Of Financial Liabilities [Line items]
Contingent consideration	0
Assets for which fair value is disclosed
Equity-accounted investments	703
Liabilties for which fair value is disclosed
Long-term debt and credit facilities	(1,640)
Non Recourse Borrowings	(370)
Total	(893)
Level 2
Disclosure of financial assets [line items]
Cash and cash equivalents	0
Restricted Cash And Cash Equivalents	0
Property, plant and equipment, at fair value	0
Disclosure Of Financial Liabilities [Line items]
Contingent consideration	0
Assets for which fair value is disclosed
Equity-accounted investments	0
Liabilties for which fair value is disclosed
Long-term debt and credit facilities	(727)
Non Recourse Borrowings	(8,326)
Total	(9,067)
Level 3
Disclosure of financial assets [line items]
Cash and cash equivalents	0
Restricted Cash And Cash Equivalents	0
Property, plant and equipment, at fair value	29,025
Disclosure Of Financial Liabilities [Line items]
Contingent consideration	(3)
Assets for which fair value is disclosed
Equity-accounted investments	0
Liabilties for which fair value is disclosed
Long-term debt and credit facilities	0
Non Recourse Borrowings	0
Total	29,022
Energy Derivative Contracts
Disclosure of financial assets [line items]
Financial instrument assets	3	0
Disclosure Of Financial Liabilities [Line items]
Financial instrument liabilities	(22)	(19)
Energy Derivative Contracts | Level 1
Disclosure of financial assets [line items]
Financial instrument assets	0
Disclosure Of Financial Liabilities [Line items]
Financial instrument liabilities	0
Energy Derivative Contracts | Level 2
Disclosure of financial assets [line items]
Financial instrument assets	3
Disclosure Of Financial Liabilities [Line items]
Financial instrument liabilities	(22)
Energy Derivative Contracts | Level 3
Disclosure of financial assets [line items]
Financial instrument assets	0
Disclosure Of Financial Liabilities [Line items]
Financial instrument liabilities	0
Interest Rate Swaps
Disclosure of financial assets [line items]
Financial instrument assets	9	6
Disclosure Of Financial Liabilities [Line items]
Financial instrument liabilities	(116)	(155)
Interest Rate Swaps | Level 1
Disclosure of financial assets [line items]
Financial instrument assets	0
Disclosure Of Financial Liabilities [Line items]
Financial instrument liabilities	0
Interest Rate Swaps | Level 2
Disclosure of financial assets [line items]
Financial instrument assets	9
Disclosure Of Financial Liabilities [Line items]
Financial instrument liabilities	(116)
Interest Rate Swaps | Level 3
Disclosure of financial assets [line items]
Financial instrument assets	0
Disclosure Of Financial Liabilities [Line items]
Financial instrument liabilities	0
Foreign exchange swaps
Disclosure of financial assets [line items]
Financial instrument assets	55	20
Disclosure Of Financial Liabilities [Line items]
Financial instrument liabilities	0	(96)
Foreign exchange swaps | Level 1
Disclosure of financial assets [line items]
Financial instrument assets	0
Disclosure Of Financial Liabilities [Line items]
Financial instrument liabilities	0
Foreign exchange swaps | Level 2
Disclosure of financial assets [line items]
Financial instrument assets	55
Disclosure Of Financial Liabilities [Line items]
Financial instrument liabilities	0
Foreign exchange swaps | Level 3
Disclosure of financial assets [line items]
Financial instrument assets	0
Disclosure Of Financial Liabilities [Line items]
Financial instrument liabilities	0
Investments in equity securities
Disclosure of financial assets [line items]
Financial instrument assets	117	$ 159
Investments in equity securities | Level 1
Disclosure of financial assets [line items]
Financial instrument assets	60
Investments in equity securities | Level 2
Disclosure of financial assets [line items]
Financial instrument assets	57
Investments in equity securities | Level 3
Disclosure of financial assets [line items]
Financial instrument assets	$ 0